Other gains - Additional Information (Detail) SFr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure Of Detailed Information About Other Gains [line Items]
Reversal of impairment loss recognised in profit or loss, loans and advances	SFr 488
Other Gains [member]
Disclosure Of Detailed Information About Other Gains [line Items]
Reversal of impairment loss recognised in profit or loss, loans and advances	453
Finance Income [member]
Disclosure Of Detailed Information About Other Gains [line Items]
Reversal of impairment loss recognised in profit or loss, loans and advances	SFr 35
NeuroRx Inc [member]
Disclosure Of Detailed Information About Other Gains [line Items]
Cash advances and loans made to related parties		$ 500	SFr 488